1933 Act
                                                                     Rule 497(j)

                                                                     May 2, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Phoenix Life Variable Accumulation Account
         Phoenix Life Insurance Company
         Registration No. 002-78020

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Versions A, C and D) and Statement of Additional Information (Versions A, C and D) that were to file under rule 497(c) do not differ from that in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on April 30, 2002.

Please call the undersigned at 860.403.5788 if you have any questions concerning this filing.

                                            Very truly yours,


                                            /s/ /Richard J. Wirth
                                            ------------------------------------
                                            Richard J. Wirth, Counsel
                                            Phoenix Life Insurance Company